Condensed Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ .001
Preferred stock, shares authorized	200,000,000	200,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ .001
Common stock, shares authorized	2,000,000,000	2,000,000,000
Common stock, shares issued	227,640,975	758,065,119
Common stock, shares outstanding	227,640,975	758,065,119